FAIR VALUE MEASUREMENTS - Estimated Fair Value (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Asset
Entrusted bank balances held on behalf of customers	$ 10,650	¥ 73,226	¥ 150,452
Total carrying value
Asset
Cash		257,789	690,478
Entrusted bank balances held on behalf of customers		73,226	150,452
Deposits with clearing organizations		34,215	1,152
Reverse repurchase agreement		533,699	162,961
Other financial assets		326,178	459,689
Total		1,225,107	1,464,732
Liabilities
Other financial liabilities		119,469	197,516
Total		119,469	197,516
Estimate fair value
Asset
Cash		257,789	690,478
Entrusted bank balances held on behalf of customers		73,226	150,452
Deposits with clearing organizations		34,215	1,152
Reverse repurchase agreement		533,699	162,961
Other financial assets		326,178	459,689
Total		1,225,107	1,464,732
Liabilities
Other financial liabilities		119,469	197,516
Total		119,469	197,516
Estimate fair value | Level 1
Asset
Cash		257,789	690,478
Entrusted bank balances held on behalf of customers		73,226	150,452
Deposits with clearing organizations		34,215	1,152
Total		365,230	842,082
Estimate fair value | Level 2
Asset
Reverse repurchase agreement		533,699	162,961
Other financial assets		326,178	459,689
Total		859,877	622,650
Liabilities
Other financial liabilities		119,469	197,516
Total		¥ 119,469	¥ 197,516